599 Lexington Avenue
New York, NY 10022-6069
+1.212.848.4000

VIA EDGAR

January 18, 2019

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Victory Portfolios — 1933 Act File No. 033-228851; 1940 Act File No. 811-04852

Pre-Effective Amendment No. 1 to Registration Statement on Form N-14

Ladies and Gentlemen:

Our client, Victory Portfolios (the “Registrant”), is today filing via EDGAR Pre-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement on Form N-14 (the “Registration Statement”).  The Registration Statement was filed to register shares to be issued in a proposed reorganization of each series of Harvest Volatility Edge Trust (each, a “Harvest Fund”) into the corresponding series identified below of the Registrant (each, a “Victory Fund”):

Harvest Fund	Victory Fund
Harvest Edge Absolute Fund	Victory Harvest Premium Absolute Fund
Harvest Edge Equity Fund	Victory Harvest Premium Large Cap Equity Fund
Harvest Edge Bond Fund	Victory Harvest Premium Bond Fund

The Registrant filed the Registration Statement on December 17, 2018 (Accession No. 0001104659-18-073308).

The Registrant is filing the Amendment pursuant to Rule 488 under the Securities Act of 1933, as amended (the “Securities Act”).  In the Amendment, the Registrant has omitted the legend stating that it would amend the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant files a further amendment that specifically states that the Registration Statement shall become effective in accordance with section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

If you have any questions concerning the filing, please call me at 212-848-4100.

Very truly yours,

SHEARMAN.COM

Shearman & Sterling LLP is a limited liability partnership organized in the United States under the laws of the state of Delaware, which laws limit the personal liability of partners.

/s/ Jay G. Baris

Jay G. Baris

cc:

Leigh A. Wilson, Chairman

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Michael D. Policarpo, II, Victory Capital Management Inc.

Scott A. Stahorsky, Victory Capital Management Inc.

Colin Kinney, Victory Capital Management Inc.

Allan Shaer, Citi Fund Services Ohio, Inc.

Nathan J. Greene, Shearman & Sterling LLP

Matthew J. Kutner, Shearman & Sterling LLP